Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 43,561	$ 44,009
Restricted cash	490	2,600
Accounts receivable, net	34,235	25,100
Due from related parties, short term	16,688	18,926
Prepaid expenses and other current assets	12,826	9,336
Inventories	6,208	4,007
Total current assets	114,008	103,978
Vessels, net	1,348,251	1,383,605
Intangible assets other than goodwill	0	36,645
Goodwill	1,579	1,579
Other long-term assets	5,456	0
Deferred dry dock and special survey costs, net	37,133	32,161
Investment in affiliates	6,650	11,400
Due from related parties, long-term	42,878	58,016
Total non-current assets	1,441,947	1,523,406
Total assets	1,555,955	1,627,384
Current liabilities
Accounts payable	15,355	12,621
Accrued expenses	14,337	13,205
Due to related parties, short-term	32,150	12,029
Dividends payable	4,711	0
Deferred revenue	2,433	3,340
Current portion of long-term debt, net of deferred finance costs	172,953	50,964
Total current liabilities	241,939	92,159
Long-term debt, net of current portion, premium and net of deferred finance costs	1,000,164	1,154,873
Total non-current liabilities	1,000,164	1,154,873
Total liabilities	1,242,103	1,247,032
Commitments and contingencies	0	0
Stockholders' equity
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; no shares of Series C issued and outstanding as of December 31, 2019 and 1,000 series C shares issued and outstanding as of December 31, 2018	0	0
Common stock, $0.0001 par value; 250,000,000 shares authorized; 15,873,391 and 13,280,927 issued and outstanding as of December 31, 2019 and December 31, 2018, respectively	2	1
Additional paid-in capital	521,275	522,335
Accumulated deficit	(207,425)	(141,984)
Total stockholders' equity	313,852	380,352
Total liabilities and stockholders' equity	$ 1,555,955	$ 1,627,384